Consolidated Statements Of Stockholders' Equity (USD $)	Preferred Stock [Member]	Common Stock [Member]	Surplus [Member]	Retained Earnings (Deficit) [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2008	$ 1,000,000	$ 3,461,780	$ 3,166,691	$ 10,869,656	$ 138,201	$ 18,636,328
Balance, shares at Dec. 31, 2008	10,000	2,307,853
Net income (loss)				(10,567,938)		(10,567,938)
Dividends declared on cumulative preferred stock				(112,155)		(112,155)
Issuance of preferred stock	607,800					607,800
Issuance of preferred stock, shares	6,078
Issuance of common stock for ESOP		709	4,021			4,730
Issuance of common stock for ESOP, shares		473
Issuance of common stock		143,598	813,722			957,320
Issuance of common stock, shares		95,732
Exercise of stock options		21,504	31,006			52,510
Exercise of stock options, shares		14,336
Other comprehensive income (loss)					474,748	474,748
Balance at Dec. 31, 2009	1,607,800	3,627,591	4,015,440	189,563	612,949	10,053,343
Balance, shares at Dec. 31, 2009	16,078	2,418,394
Net income (loss)				37,030		37,030
Dividends declared on cumulative preferred stock				(62,155)		(62,155)
Issuance of common stock for ESOP		2,300	3,450			5,750
Issuance of common stock for ESOP, shares		2,300
Issuance of common stock		68,118	186,332			254,450
Issuance of common stock, shares		61,385
Reclassification due to reduction in par		(1,215,930)	1,215,930
Reclassification due to 4-1 stock split		7,295,577	(5,345,822)	(1,949,755)
Reclassification due to 4-1 stock split, shares		7,295,577
Other comprehensive income (loss)					(1,046,513)	(1,046,513)
Balance at Dec. 31, 2010	$ 1,607,800	$ 9,777,656	$ 75,330	$ (1,785,317)	$ (433,564)	$ 9,241,905
Balance, shares at Dec. 31, 2010	16,078	9,777,656